Shareholders' Equity (Deficit) - Additional Information (Detail) - USD ($)				3 Months Ended
	Feb. 26, 2021	Feb. 03, 2021	Jan. 29, 2021	Mar. 11, 2021	Dec. 14, 2020
Preferred stock, shares authorized				1,000,000
Preferred stock, no par value				$ 0.0001
Preferred stock, shares issued				0
Preferred stock, shares outstanding				0
Common stock, shares authorized				200,000,000
Common stock, no par value				$ 0.0001
Common stock, voting rights				one vote
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Common stock, conversion ratio, percent				20.00%
Common Class A [Member]
Common stock, shares authorized				200,000,000
Common stock, no par value				$ 0.0001
Common stock, voting rights				one vote
Common stock, shares outstanding				33,040,000
Temporary equity, shares subject to possible redemption				32,000,000
Common stock, shares, issued				33,040,000
Common Class A [Member] | Common Stock [Member]
Temporary equity, shares subject to possible redemption				32,000,000
Common Class B [Member]
Common stock, shares authorized				20,000,000
Common stock, no par value				$ 0.0001
Common stock, voting rights				one vote
Common stock, shares outstanding				8,000,000
Common stock, shares, issued				8,000,000	2,875,000
Common stock subject to repurchase, shares			12,125,000
Common stock subject to repurchase				$ 0
Common Class B [Member] | Sponsor [Member]
Common stock, shares outstanding				8,000,000
Common stock subject to repurchase, shares	2,000,000	5,000,000		8,000,000
Common Class B [Member] | Over-Allotment Option [Member]
Ordinary shares were subject to forfeiture				1,000,000
Percentage of increase in ordinary shares issued				20.00%
Percentage of increase in ordinary shares outstanding				20.00%